Debt (Equipment Loans) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 29, 2024	Mar. 22, 2024
Equipment Loan, Non-Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt issued, face amount			$ 366	$ 412
Repayment of credit facility	$ 63	$ 41
Equipment Loan, Non-Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Term of issuance	15 years
Equipment Loan, Non-Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Term of issuance	20 years
Non-Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Outstanding borrowings	$ 1,449	$ 677
Interest rate	4.79%	6.09%
Available borrowing capacity	$ 0	$ 769